---
[LOGO]USAA(R)

                   USAA TREASURY MONEY
                             MARKET Trust(R)

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
               WITH THIS CHANGE IN EQUITY FUND
               MANAGEMENT, COUPLED WITH USAA'S
              OUTSTANDING SERVICE FROM A TRUSTED
[PHOTO]         ADVISER, WE THINK YOU WILL BE
               WELL SERVED FOR YOUR STRONG AND
              LONG-LASTING RELATIONSHIP WITH US.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           1

FINANCIAL INFORMATION

   Distributions to Shareholders                                     6

   Independent Auditors' Report                                      7

   Portfolio of Investments                                          8

   Notes to Portfolio of Investments                                10

   Financial Statements                                             11

   Notes to Financial Statements                                    14

DIRECTORS' INFORMATION                                              20

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in U.S. government securities with maturities of 397 days or less; mostly U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

----------------------------------------------------------------------------------------------
                                                             5/31/02             5/31/01
----------------------------------------------------------------------------------------------
Net Assets                                               $186.4 Million      $165.9 Million
Net Asset Value Per Share                                     $1.00              $1.00

----------------------------------------------------------------------------------------------
                   Average Annual Total Returns and 7-Day Yield as of 5/31/02
----------------------------------------------------------------------------------------------
1 YEAR                       5 YEARS                       10 YEARS            7-DAY YIELD
2.24%                         4.61%                         4.43%                 1.32%

                 TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                [CHART]

                             7-DAY YIELD COMPARISON

------------------------------------------------------------------------------------
              USAA TREASURY MONEY MARKET TRUST      IMONEYNET US TREASURY & REPO
------------------------------------------------------------------------------------
5/29/01                     4.00%                                3.37%
6/26/01                     3.82                                 3.27
7/31/01                     3.71                                 3.16
8/28/01                     3.29                                 2.91
9/25/01                     2.25                                 1.98
10/30/01                    2.23                                 2.00
11/27/01                    1.76                                 1.60
12/25/01                    1.47                                 1.31
1/29/02                     1.48                                 1.28
2/26/02                     1.45                                 1.22
3/26/02                     1.36                                 1.20
4/30/02                     1.41                                 1.22
5/28/02                     1.21                                 1.11

           DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 5/28/02.

           The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) U.S. Treasury & Repo, an average of all major Treasury money market fund yields.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Pamela Bledsoe Noble, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended May 31, 2002, the USAA Treasury Money Market Trust had a total return of 2.24%, compared to 1.93% for similar Treasury and repurchase agreement (repo) money market funds ranked by iMoneyNet.

WHAT WAS BEHIND THE MAJOR DROP IN INCOME PRODUCED BY THE FUND?

                 The Fund's primary objective is to maintain a $1 per share net asset value. We achieve this by investing in high-quality short-term obligations, and the interest rates paid on these securities are heavily influenced by the Federal Reserve Board. In its continuing response to a slowing economy, the Fed cut interest rates from 4% to 1.75% (a 40-year low) during the reporting year. This had a dramatic impact on the yield of all money market funds, including ours.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

DO YOU ANTICIPATE CONTINUED EROSION IN MONEY MARKET RATES?

                 No. As the economy began to show signs of recovery in the second half of the period, the Fed stopped cutting interest rates and moved to a neutral bias. While no one can predict exactly when the Fed will begin raising interest rates, there's little question that the next move is up. Short-term obligations have already begun pricing in the potential for a Fed rate hike, and when the Fed does increase rates, this could quickly translate into higher money market yields.

WHAT STRATEGIES ARE YOU PURSUING IN THIS ENVIRONMENT?

                 We continue to purchase one-year fixed-rate paper when rates, which change daily, are attractive, thereby protecting the yield in case the economy doesn't pick up as quickly as expected and causes the Fed to hold off on interest rate increases. At the same time, we are balancing the Fund with repurchase agreements and short-term Treasury bills. These short-dated securities mature between one and six months and will reflect current market rates once the Fed begins to increase interest rates.

                 We spread investments along the money market interest rate curve to allow for a continuous cash flow from maturities that can be reinvested at current levels. Because the Fed stopped issuing the one-year Treasury bill, we have fewer choices available in maturities from the seven- to 12-month range, but we've been able to maintain our maturity ladder using Treasury notes that have one year left to maturity.

WHAT'S YOUR MESSAGE TO INVESTORS CONCERNED ABOUT LOWER INCOME?

                 With very low risk, money market funds balance out the volatility of investing in stocks and bonds. If you have a cash element in your asset allocation, which almost every investor should,

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 then maintaining your position in times of lower interest rates is simply part of patient and disciplined investing. Stick with your investment plan whether rates are high or low.

                                [CHART]

                 CUMULATIVE PERFORMANCE OF $10,000

May-92                                         10000.00
Jun-92                                         10031.30
Jul-92                                         10060.43
Aug-92                                         10087.97
Sep-92                                         10113.40
Oct-92                                         10137.83
Nov-92                                         10162.37
Dec-92                                         10186.87
Jan-93                                         10209.90
Feb-93                                         10232.12
Mar-93                                         10258.50
Apr-93                                         10282.18
May-93                                         10303.85
Jun-93                                         10329.16
Jul-93                                         10352.28
Aug-93                                         10377.36
Sep-93                                         10401.15
Oct-93                                         10424.12
Nov-93                                         10449.60
Dec-93                                         10474.55
Jan-94                                         10499.82
Feb-94                                         10523.05
Mar-94                                         10549.38
Apr-94                                         10574.92
May-94                                         10605.18
Jun-94                                         10636.60
Jul-94                                         10668.48
Aug-94                                         10707.29
Sep-94                                         10744.78
Oct-94                                         10784.63
Nov-94                                         10826.43
Dec-94                                         10871.42
Jan-95                                         10920.68
Feb-95                                         10966.63
Mar-95                                         11018.86
Apr-95                                         11066.42
May-95                                         11122.71
Jun-95                                         11175.01
Jul-95                                         11227.34
Aug-95                                         11278.86
Sep-95                                         11326.79
Oct-95                                         11379.90
Nov-95                                         11430.31
Dec-95                                         11478.61
Jan-96                                         11532.19
Feb-96                                         11577.55
Mar-96                                         11622.98
Apr-96                                         11672.49
May-96                                         11720.69
Jun-96                                         11764.47
Jul-96                                         11816.61
Aug-96                                         11864.47
Sep-96                                         11913.97
Oct-96                                         11963.86
Nov-96                                         12011.33
Dec-96                                         12063.88
Jan-97                                         12114.72
Feb-97                                         12160.67
Mar-97                                         12212.16
Apr-97                                         12262.83
May-97                                         12314.03
Jun-97                                         12367.61
Jul-97                                         12421.60
Aug-97                                         12472.42
Sep-97                                         12528.45
Oct-97                                         12583.06
Nov-97                                         12632.90
Dec-97                                         12691.99
Jan-98                                         12745.56
Feb-98                                         12795.48
Mar-98                                         12852.83
Apr-98                                         12906.76
May-98                                         12958.91
Jun-98                                         13017.14
Jul-98                                         13073.90
Aug-98                                         13130.93
Sep-98                                         13185.88
Oct-98                                         13236.88
Nov-98                                         13288.96
Dec-98                                         13340.09
Jan-99                                         13387.45
Feb-99                                         13433.32
Mar-99                                         13487.89
Apr-99                                         13537.64
May-99                                         13583.69
Jun-99                                         13637.83
Jul-99                                         13688.82
Aug-99                                         13744.08
Sep-99                                         13797.60
Oct-99                                         13849.89
Nov-99                                         13909.69
Dec-99                                         13967.63
Jan-00                                         14025.94
Feb-00                                         14083.61
Mar-00                                         14147.10
Apr-00                                         14206.06
May-00                                         14276.58
Jun-00                                         14344.71
Jul-00                                         14416.61
Aug-00                                         14489.37
Sep-00                                         14558.50
Oct-00                                         14635.22
Nov-00                                         14708.21
Dec-00                                         14778.58
Jan-01                                         14854.48
Feb-01                                         14914.94
Mar-01                                         14977.49
Apr-01                                         15037.30
May-01                                         15090.74
Jun-01                                         15137.74
Jul-01                                         15186.52
Aug-01                                         15230.45
Sep-01                                         15263.33
Oct-01                                         15295.13
Nov-01                                         15320.12
Dec-01                                         15339.76
Jan-02                                         15358.24
Feb-02                                         15375.60
Mar-02                                         15393.48
Apr-02                                         15411.16
May-02                                         15428.38

                 DATA FROM 5/31/92 THROUGH 5/31/02.

                 The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT MAY VARY ACCORDING TO THE FUND'S PERFORMANCE. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

                 AN INVESTMENT IN THIS FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA TREASURY MONEY MARKET TRUST

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                 During the fiscal year ended May 31, 2002, the USAA Treasury Money Market Trust earned its income as follows:



                 Repurchase Agreements                       57.62%
                 U.S. Treasury Securities                    38.49
                 U.S. Government Guaranteed Bonds             3.89
                                                            ------
                                                            100.00%

                                                                               7
I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

[LOGO]
 KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA TREASURY MONEY MARKET TRUST

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Treasury Money Market Trust, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
                 Note 9 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Treasury Money Market Trust as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP


                 San Antonio, Texas
                 July 5, 2002

8

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

PRINCIPAL                                                                  MARKET
   AMOUNT  SECURITY                                                         VALUE
---------------------------------------------------------------------------------
           U.S. TREASURY BILLS (20.3%)(A)

  $ 5,000  1.73%, 6/13/2002                                               $ 4,997
    5,000  1.72%, 7/25/2002                                                 4,987
    5,000  1.75%, 8/08/2002                                                 4,984
    5,000  1.82%, 8/15/2002                                                 4,981
    5,000  1.82%, 8/22/2002                                                 4,979
    5,000  1.99%, 9/12/2002                                                 4,972
    3,000  2.07%, 9/19/2002                                                 2,981
    5,000  1.74%, 10/03/2002                                                4,970
                                                                          -------
           Total U.S. Treasury bills (cost: $37,851)                       37,851
                                                                          -------

           U.S. TREASURY NOTES (16.3%)(B)

    5,000  6.25%, 6/30/2002                                                 5,017
    5,000  6.25%, 7/31/2002                                                 5,036
    5,000  5.63%, 11/30/2002                                                5,087
    5,000  4.75%, 1/31/2003                                                 5,083
    5,000  5.50%, 2/28/2003                                                 5,120
    5,000  4.25%, 3/31/2003                                                 5,068
                                                                          -------
           Total U.S. Treasury notes (cost: $30,411)                       30,411
                                                                          -------

           U.S. GOVERNMENT GUARANTEED NOTES (3.9%)

    3,260  1.95%, 4/02/2007 (c)                                             3,260
    4,000  1.79%, 5/15/2015 (c)                                             4,000
                                                                          -------
           Total U.S. government guaranteed notes (cost: $7,260)            7,260
                                                                          -------
           Total investment in securities (cost: $75,522)                  75,522
                                                                          -------

           REPURCHASE AGREEMENTS (59.2%)

    9,000  Banc One Capital Markets, Inc., 1.72%, acquired 5/31/02 and due 6/03/02 at $9,000 (collateralized by a $9,050
             U. S. Treasury note, 3.625% due 3/31/04; market value
             of $9,188)                                                     9,000
   46,209  Deutsche Bank Securities, 1.76%, acquired on 5/31/02 and due 6/03/02 at $46,209 (collateralized by a $47,200 U.S.
             Treasury bill, due 6/27/02; market value of $47,140)          46,209
   46,000  First Union Capital Markets, 1.74%, acquired 5/31/02 and due 6/03/02 at $46,000 (collateralized by a $47,322
             U. S. Treasury bill, due 11/07/02; market value
             of $46,943)                                                   46,000

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

PRINCIPAL                                                                   MARKET
   AMOUNT  SECURITY                                                          VALUE
----------------------------------------------------------------------------------
  $ 9,000  JP Morgan Securities, Inc., 1.72%, acquired 5/31/02 and due 6/03/02 at $9,000 (collateralized by a $9,169
             U. S. Treasury note, 3.25%, due 5/31/04; market value
             of $9,178)                                                   $  9,000
                                                                          --------
           Total repurchase agreements (cost: $110,209)                    110,209
                                                                          --------

           TOTAL INVESTMENTS (COST: $185,731)                             $185,731
                                                                          ========

10

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
MAY 31,2002

GENERAL NOTES
--------------------------------------------------------------------------------

           Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

           The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Rates for U.S. Treasury bills represent the yield to maturity at purchase date.

           (b) Rates for U.S. Treasury notes represent the stated coupon payment rate.

           (c) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These securities are shown at their current rate as of May 31, 2002.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

ASSETS

  Investments in securities                                                     $ 75,522
  Repurchase agreements                                                          110,209
  Cash                                                                               339
  Receivables:
     Capital shares sold                                                             318
     Interest                                                                        445
                                                                                --------
        Total assets                                                             186,833
                                                                                --------

LIABILITIES

  Capital shares redeemed                                                            391
  USAA Investment Management Company                                                  20
  USAA Transfer Agency Company                                                        14
  Accounts payable and accrued expenses                                               34
  Dividends on capital shares                                                          7
                                                                                --------
        Total liabilities                                                            466
                                                                                --------
           Net assets applicable to capital shares outstanding                  $186,367
                                                                                ========

REPRESENTED BY:

  Paid-in capital                                                               $186,367
                                                                                ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                186,367
                                                                                ========
  Net asset value, redemption price, and offering price per share               $   1.00
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA TREASURY MONEY MARKET TRUST
YEAR ENDED MAY 31, 2002

NET INVESTMENT INCOME

  Interest income                                                                 $4,726
                                                                                  ------
  Expenses:
     Management fees                                                                 228
     Administrative and servicing fees                                               155
     Transfer agent's fees                                                           161
     Custodian's fees                                                                 58
     Postage                                                                          23
     Shareholder reporting fees                                                       31
     Trustees' fees                                                                    4
     Registration fees                                                                48
     Professional fees                                                                44
     Other                                                                            13
                                                                                  ------
        Total expenses                                                               765
     Expenses paid indirectly                                                         (4)
                                                                                  ------
        Net expenses                                                                 761
                                                                                  ------
           Net investment income                                                  $3,965
                                                                                  ======

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA TREASURY MONEY MARKET TRUST
YEARS ENDED MAY 31,

                                                                      2002                2001
                                                                 -----------------------------
FROM OPERATIONS

  Net investment income                                           $  3,965            $  8,751
                                                                 -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                             (3,965)             (8,751)
                                                                 -----------------------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                        188,187             151,602
  Reinvested dividends                                               3,768               8,315
  Cost of shares redeemed                                         (171,529)           (147,376)
                                                                 -----------------------------
     Increase in net assets from
        capital share transactions                                  20,426              12,541
                                                                 -----------------------------
Net increase in net assets                                          20,426              12,541

NET ASSETS

  Beginning of period                                              165,941             153,400
                                                                 -----------------------------
  End of period                                                   $186,367            $165,941
                                                                 =============================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                                      188,187             151,602
  Shares issued for dividends reinvested                             3,768               8,315
  Shares redeemed                                                 (171,529)           (147,376)
                                                                 -----------------------------
     Increase in shares outstanding                                 20,426              12,541
                                                                 =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

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          to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

           USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York
                    Stock Exchange on each business day the Exchange is open) as set forth below:

                    1. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management (the Manager) under the general supervision of the Trust's Board of Trustees.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

                    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which

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          to FINANCIAL Statements
          (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

                    amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                    The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:



                                                        2002            2001
                    -----------------------------------------------------------
                    Ordinary income                  $3,965,000      $8,751,000


                    As of May 31, 2002, the components of net assets on a tax basis were as follows:


                    Undistributed ordinary income                        $7,000


                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities. Gain or loss from sales of investment securities is computed on the identified cost basis.

                 D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $4,000.

                 E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

16

N O T E S
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          to FINANCIAL Statements
          (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

                 F. INSURANCE EXPENSE - The Fund had in place an insurance
                    policy effective through November 30, 2001. The purpose of this coverage was to protect the Fund against bond defaults and similar events. During the year ended May 31, 2002, the Fund had no claims under this policy.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

           The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

           Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

           Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

           Cost of purchases and proceeds from sales/maturities of securities for the year ended May 31, 2002, were $22,949,413,000 and $22,929,325,000, respectively.

           At May 31, 2002, the cost of securities, for federal tax purposes, was $185,731,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly, computed at an annualized rate of 0.125% of the Fund's average net assets.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

18

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

           Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

           The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund's custodian until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

           Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on February 1, 1991. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2002

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                                                        YEAR ENDED MAY 31,
                                                -----------------------------------------------------------
                                                    2002         2001         2000         1999        1998
                                                -----------------------------------------------------------
Net asset value at
  beginning of period                           $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
Income from investment operations:
  Net investment income                              .02          .06          .05          .05         .05
Less distributions:
  From net investment income                        (.02)        (.06)        (.05)        (.05)       (.05)
                                                -----------------------------------------------------------
Net asset value at end of period                $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                ===========================================================
Total return (%)*                                   2.24         5.70         5.05         4.83        5.24
Net assets at end of period (000)               $186,367     $165,941     $153,400     $143,995    $106,679
Ratio of expenses to
  average net assets (%)                             .42(a)       .36(a)       .35          .36        .375
Ratio of expenses to
  average net assets
  excluding reimbursements (%)                       N/A          N/A          N/A          N/A        .392
Ratio of net investment income
  to average net assets (%)                         2.17         5.55         5.00         4.69        5.11

 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

20

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

22

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

24

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

26

N O T E S
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                 _______________________________________________________________

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

--------------------------------------------------------------------------------
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